Income Taxes (Income tax reconciliation) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Tax at Statutory Income Tax Rate									$ 1,843,117	$ 2,840,292	$ 2,667,347
State Tax and Other									157,417	44,764	153,236
Tax Exempt Interest									(338,497)	(730,477)	(732,087)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Life Insurance, Amount									(113,400)	(394,445)	(179,520)
Valuation Allowance									20,889	69,133	11,504
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount									0
Total Income Tax Expense	$ 271,000	$ 471,000	$ 427,000	$ 400,000	$ 316,000	$ 445,000	$ 483,000	$ 585,000	$ 1,569,526	$ 2,435,460	$ 1,920,480